Description of Organization and Business Operations (Details)			6 Months Ended
	Jan. 11, 2021 USD ($) $ / shares shares	Jul. 22, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares item shares	Dec. 31, 2020 USD ($) $ / shares item shares
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			3,600,000	3,600,000
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00
Deferred underwriting fee payable			$ 9,700,000	$ 9,700,000
Payments for investment of cash in Trust Account			$ 276,000,000	$ 276,000,000.0
Condition for future business combination use of proceeds percentage			80	80
Condition for future business combination threshold Percentage Ownership			50	50
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			20	20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Months to complete acquisition | item			24	24
Maximum Allowed Dissolution Expenses			$ 100,000	$ 100,000
Operating bank accounts			501,000	161,000
Working capital			$ 1,200,000	$ 421,000,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	27,600,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 276,000,000.0
Deferred underwriting fee payable	9,700,000
Other offering costs	$ 15,800,000
Initial Public Offering | Forecast [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	27,600,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 276,000,000.0
Deferred underwriting fee payable	9,700,000
Other offering costs	$ 15,800,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			5,013,333	5,013,333
Price of warrant | $ / shares			$ 1.50	$ 1.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			5,013,333	5,013,333
Price of warrant | $ / shares			$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants			$ 7,500,000	$ 7,500,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	3,600,000
Over-allotment option | Forecast [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares	3,600,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 25,000
Amount borrowed		$ 500,000